Financial result (Tables)	9 Months Ended
Sep. 30, 2022
Financial result
Schedule of financial result

	Three months ended September 30,
	2022	2021

	(€ in thousands)
Finance expense	(6,175)	(648)
Interest expense on lease liabilities	(33)	(38)
Long-term debt	(1,475)	(538)
Expense from revaluation of derivative financial instruments	(4,664)	--
Change in fair value of bond funds	--	(70)
Other	(3)	(2)
Finance income	8	1,336
Payout of bond funds	--	54
Income from revaluation of derivative financial instruments	--	1,280
Other	8	2
Financial result	(6,167)	688

	Nine months ended September 30,
	2022	2021

	(€ in thousands)
Finance expense	(6,333)	(3,795)
Interest expense on lease liabilities	(103)	(110)
Long-term debt	(2,625)	(1,598)
Expense from revaluation of derivative financial instruments	(2,827)	(1,942)
Change in fair value of bond funds	(773)	(137)
Other	(5)	(8)
Finance income	610	163
Payout of bond funds	77	90
Income from revaluation of derivative financial instruments	516	--
Other	17	73
Financial result	(5,723)	(3,632)